Related party transactions - Summary of transactions with other related parties (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Loan from related party	£ 2,208,000	£ 5,600,000
Loans from related parties		6,309,000
Repayments of related party loan	£ (737,000)
Imagination Industries Ltd
Related party transactions
Loan from related party		£ 5,600,000	£ 0
Interest rate		30.00%
Interest charge		£ 709,000	0
Loans from related parties		6,309,000	0
Imagination Industries Incubator Ltd
Related party transactions
Management fees to related party		144,000	144,000
Loans from related parties		72,000	0
Imagination Industries Aero Ltd
Related party transactions
Loan from related party		440,000	0
Interest charge		0	0
Repayments of related party loan		457,000	0
Balance receivable from related party		17,000	£ 0
Business transferred to related party		£ 1